Concentration of Credit Risk - Schedule of Single Customers Total Revenue (Details) - Customer Concentration Risk [Member] - Total Revenue [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Customer A [Member]
Percentage of the Group’s total revenue
Total Revenue, Amount	$ 3,932,948	$ 15,724,792		$ 17,311,971
Total Revenue, Percentage	31.90%	22.40%		29.30%
Customer B [Member]
Percentage of the Group’s total revenue
Total Revenue, Amount	$ 1,820,032		[1]
Total Revenue, Percentage	14.80%		[1]
Customer C [Member]
Percentage of the Group’s total revenue
Total Revenue, Amount	$ 1,456,341		[1]	$ 6,297,152
Total Revenue, Percentage	11.80%		[1]	10.60%
Customer D [Member]
Percentage of the Group’s total revenue
Total Revenue, Amount			[1]	$ 7,354,358
Total Revenue, Percentage			[1]	12.40%

[1]	represent percentage less than 10%